ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 13,858	$ 13,424
Less: Allowance for doubtful accounts	(5,437)	(5,486)	$ (4,591)	$ (3,815)
Accounts receivable, net	$ 8,421	$ 7,938